Supplement to the

Fidelity® California Short-Intermediate Tax-Free Bond Fund

A Fund of California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 64.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

CSIB-07-01 June 29, 2007
1.835662.101

Supplement to the

Fidelity® California Municipal Income Fund

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 63.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

CFLB-07-01 June 29, 2007
1.791663.107

Supplement to the

Fidelity Advisor California Municipal Income Fund

Class A, Class T, Class B, and Class C, and Institutional Class

Classes of Fidelity® California Municipal Income Trust

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 64.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ASCM/ASCMIB-07-01 June 29, 2007
1.777593.107